Consolidated Statements of Changes in Shareholders' Equity (Deficit) and Comprehensive (Loss)/Income (USD $) In Thousands, except Share data	Total USD ($)	Series B USD ($)	Series C USD ($)	Common Stock USD ($)	Common Stock Series A	Common Stock Series B	Common Stock Series C	Series A convertible preferred shares USD ($)	Series A convertible preferred shares Series A USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Series A USD ($)	Additional paid-in capital Series B USD ($)	Additional paid-in capital Series C USD ($)	Accumulated other comprehensive income USD ($)	Accumulated deficit USD ($)	Comprehensive Loss Amount USD ($)
Beginning balance at Dec. 31, 2008	$ (44,485)							$ 722						$ 1,099	$ (46,306)
Beginning balance, shares at Dec. 31, 2008				2,169,269				675,374
Net loss	(22,649)														(22,649)	(22,649)
Foreign currency exchange translation adjustment	(49)													(49)		(49)
Comprehensive Loss																(22,698)
Returned of shares to the company by certain shareholders, shares				(100,338)
Repurchase from shareholders, shares				(79,579)
Repurchase from shareholders	(628)									(628)
Extinguishment of the notes Accretion to Series B redeemable convertible preferred shares redemption value	(3,525)														(3,525)
Accretion to Series C redeemable convertible preferred shares redemption value	(3,058)														(3,058)
Statuary reserve										36					(36)
Conversion of Series A, B and C to common shares, shares					675,374	2,205,549	1,712,874		(675,374)
Conversion of Series A, B and C to common shares		26,931	17,790						(722)		722	26,931	17,790
Conversion of convertible note to common shares, shares				1,712,874
Conversion of convertible note to common shares	6,830									6,830
Reverse acquisition of Ideation, shares				12,462,345
Reverse acquisition of Ideation	69,255			2						69,253
IDI warrant transferred to APIC under EITF 07-5	1,577									1,577
Share-based compensation	411									411
Ending balance at Dec. 31, 2009	48,400			2						122,922				1,050	(75,574)
Ending balance, shares at Dec. 31, 2009				20,758,368
Net loss	(46,639)														(46,639)	(46,639)
Foreign currency exchange translation adjustment	103													103		103
Comprehensive Loss																(46,536)
Repurchase of warrants	(3,809)									(3,809)
Exercise of warrants, shares				1,460
Exercise of warrants	9									9
Share issued, shares				6,250
Issuance of common shares for share incentive plan, shares				92,583
Issuance of common shares for share incentive plan	1									1
Share-based compensation	2,398									2,398
Ending balance at Dec. 31, 2010	463			2						121,521				1,153	(122,213)
Ending balance, shares at Dec. 31, 2010				20,858,661
Net loss	(13,459)														(13,459)	(13,459)
Foreign currency exchange translation adjustment	(2,224)													(2,224)		(2,224)
Comprehensive Loss																(15,683)
Share issued for earn-out, shares				750,380
Share issued for earn-out	871									871
Issuance of common shares for share incentive plan, shares				78,456
Issuance of common shares for share incentive plan	2									2
Share-based compensation	894									894
Ending balance at Dec. 31, 2011	$ (13,453)			$ 2						$ 123,288				$ (1,071)	$ (135,672)
Ending balance, shares at Dec. 31, 2011				21,687,497